Net fee and commission income	6 Months Ended
Jun. 30, 2021
Fee and commission income (expense) [abstract]
Net fee and commission income	Net fee and commission incomeFee and commission income is disaggregated below and includes a total for fees in scope of IFRS 15, Revenue from Contracts with Customers:

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Total
Half year ended 30.06.21	£m	£m	£m	£m
Fee type
Transactional	184	984	—	1,168
Advisory	399	61	—	460
Brokerage and execution	527	26	—	553
Underwriting and syndication	1,715	—	—	1,715
Other	25	76	11	112
Total revenue from contracts with customers	2,850	1,147	11	4,008
Other non-contract fee income	59	3	—	62
Fee and commission income	2,909	1,150	11	4,070
Fee and commission expense	(369)	(496)	(5)	(870)
Net fee and commission income	2,540	654	6	3,200

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Total
Half year ended 30.06.20	£m	£m	£m	£m
Fee type
Transactional	177	968	—	1,145
Advisory	260	46	—	306
Brokerage and execution	654	31	—	685
Underwriting and syndication	1,468	—	—	1,468
Other	35	100	19	154
Total revenue from contracts with customers	2,594	1,145	19	3,758
Other non-contract fee income	57	3	—	60
Fee and commission income	2,651	1,148	19	3,818
Fee and commission expense	(441)	(497)	(1)	(939)
Net fee and commission income	2,210	651	18	2,879
Transactional fees are service charges on deposit accounts, cash management services and transactional processing fees. These include interchange and merchant fee income generated from credit and bank card usage.
Advisory fees are generated from wealth management services and investment banking advisory services related to mergers, acquisitions and financial restructurings.
Brokerage and execution fees are earned for executing client transactions with various exchanges and over-the-counter markets and assisting clients in clearing transactions.
Underwriting and syndication fees are earned for the distribution of client equity or debt securities, and the arrangement and administration of a loan syndication. These include commitment fees to provide loan financing.